Total
Schwab New York Municipal Money Fund
Schwab® New York Municipal Money Fund
Investment Objective
The fund’s goal is to seek current income that is exempt from federal income and New York state and local income tax, consistent with preservation of capital and liquidity. The fund’s investment objective is not fundamental and therefore may be changed by the fund’s Board of Trustees without shareholder approval.

Fund Fees and Expenses
This table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Schwab New York Municipal Money Fund - USD ($)	Investor Shares	Ultra Shares
Shareholder Fees (fees paid directly from your investment)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses - Schwab New York Municipal Money Fund		Investor Shares	Ultra Shares
Management fees		0.19%	0.19%
Distribution (12b-1) fees		none	none
Other expenses		0.17%	0.02%
Total annual fund operating expenses		0.36%	0.21%
Less expense reduction		(0.02%)	(0.02%)
Total annual fund operating expenses after expense reduction	[1]	0.34%	0.19%
[1]	The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of each share class to 0.34% for Investor Shares and 0.19% for Ultra Shares for so long as the investment adviser serves as the adviser to the fund (contractual expense limitation agreement). This contractual expense limitation agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The figures are based on total annual fund operating expenses after any expense reduction. Your actual costs may be higher or lower.

Expenses on a $10,000 Investment
Expense Example - Schwab New York Municipal Money Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Investor Shares	35	109	191	431
Ultra Shares	19	61	107	243

Principal Investment Strategies
To pursue its goal, the fund invests in money market securities from New York issuers and from municipal agencies, U.S. territories and possessions. These securities may include general obligation issues, which typically are backed by the issuer’s ability to levy taxes; revenue bonds, which typically are backed by a stream of revenue from a given source, such as a public water system or hospital; municipal commercial paper and municipal notes; and municipal leases, which may be used to finance construction or equipment purchases. The fund may invest more than 25% of its total assets in municipal securities financing similar projects such as those relating to education, health care, transportation, utilities, industrial development and housing. Under normal circumstances, the fund will invest at least 80% of its net assets (including, for this purpose, any borrowings for investment purposes) in municipal money market securities the interest from which is exempt from federal income and New York state and local income tax. Up to 20% of the fund’s net assets may be invested in securities subject to federal income tax and/or New York state and local income tax, such as non-New York municipal obligations, government securities or repurchase agreements. When the fund makes such investments, a higher portion of the fund’s distributions will likely be subject to federal income tax and/or New York state and local income tax.
The fund may purchase certain variable-rate demand securities issued by closed-end municipal bond funds, which, in turn, invest primarily in portfolios of New York tax-exempt municipal bonds. It is anticipated that the interest on the variable-rate demand securities will be exempt from federal and New York State income tax. These securities are considered “municipal money market securities” for purposes of the fund’s 80% investment policy stated above.
Many of the fund’s securities will be subject to credit or liquidity enhancements from U.S. and/or non-U.S. entities, which are designed to provide incremental levels of creditworthiness or liquidity. Some municipal securities have been structured to resemble variable- and floating-rate securities so that they meet the requirements for being considered money market instruments.
In choosing securities, the fund’s manager seeks to maximize current income within the limits of the fund’s investment objective and credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money market funds.
The investment adviser’s credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund’s holdings or its average maturity based on actual or anticipated changes in credit quality or market dynamics, such as interest rates. To preserve its investors’ capital, the fund seeks to maintain a stable $1.00 share price by operating as a “retail money market fund,” as such term is defined or interpreted under the rules governing money market funds.
As a temporary defensive position, the investment adviser may invest any portion of the fund’s assets in securities subject to federal income tax and/or New York state and local income tax, or may hold any portion of the fund’s assets in cash. When the fund engages in such activities, it may not achieve its investment goal.

Principal Risks
Performance
The bar chart below shows how the fund’s Investor Shares investment results have varied from year to year, and the following tables show the fund’s Investor Shares and Ultra Shares average annual total returns for various periods. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance may differ from past performance. For current performance information, please see www.schwabassetmanagement.com/schwabfunds_prospectus or call toll-free 1-877-824-5615 for the fund’s current seven-day yield.

Annual Total Returns (%) as of 12/31

Best Quarter: 0.83% Q4 2023 Worst Quarter: 0.00% Q1 2021
Average Annual Total Returns as of 12/31/23
Average Annual Returns - Schwab New York Municipal Money Fund	Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
Investor Shares	Investor Shares	3.03%	1.10%	0.74%
Ultra Shares	Ultra Shares	3.19%			1.31%	Sep. 24, 2020